EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about principal assumptions underlying the defined benefit plan (Details)	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Assets And Liabilities [Abstract]
Discount rate	3.50%	2.58%
Salary growth	4.64%	3.37%